Accrued expenses and other liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current
Accrued staff costs	$ 612,036	$ 1,405,316
Accrued expenses	5,336,981	2,949,038
Accrued professional fee	88,211	4,432,425
Value added tax payable	35,480	58,093
Deposit liabilities	868,517	328,559
Consideration payable in relation to the ACT Acquisition (note)	0	958,224
Other payables and accruals	1,233,590	5,479,766
Accrued expenses and other current liabilities	8,174,815	15,611,421
Non-current
Other non-current liabilities	823,345	949,701
Non accrued expenses and other non current liabilities	$ 8,998,160	$ 16,561,122